MFS® INVESTMENT MANAGEMENT
500 BOYLSTON STREET, BOSTON, MASSACHUSETTS  02116-3741
(617) 954-5000

May 3, 2010

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Variable Insurance Trust (the “Trust”) (File Nos. 33-74668 and 811-8326) on Behalf of:

MFS® Core Equity Series	MFS® Research Bond Series
MFS® Growth Series	MFS® Research International Series
MFS® Global Equity Series	MFS® Research Series
MFS® High Income Series	MFS® Strategic Income Series
MFS® Investors Growth stock Series	MFS® Total Return Series
MFS® Investors Trust Series	MFS® Utilities Series
MFS® Mid Cap Growth Series	MFS® Value Series
MFS® New Discovery Series

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 30 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on April 29, 2010.

Please call the undersigned at (617) 954-5843 or Amy Nightengale at (617) 954-5169 with any questions you may have.

Very truly yours,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President Senior Counsel
BEL/bjn